American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
December 31, 2020

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 85.2%
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	54,240,889	55,214,008
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22(1)	135,167,038	138,011,513
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	259,895,808	270,006,553
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	188,995,869	199,026,908
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	73,842,780	78,233,768
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	244,158,920	262,086,442
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	97,817,058	104,869,569
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	32,896,800	35,230,073
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	28,415,520	30,473,748
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	394,044,085	425,293,515
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	96,769,920	104,129,649
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	129,851,115	144,981,254
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	28,563,820	31,885,005
TOTAL U.S. TREASURY SECURITIES (Cost $1,794,035,607)		1,879,442,005
CORPORATE BONDS — 4.7%
Banks — 0.4%
Banco Santander SA, 2.75%, 5/28/25	2,770,000	2,959,525
DNB Bank ASA, VRN, 1.13%, 9/16/26(2)	2,610,000	2,640,091
Natwest Group plc, VRN, 2.36%, 5/22/24	852,000	887,001
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	750,000	798,850
Wells Fargo & Co., VRN, 2.19%, 4/30/26	1,010,000	1,064,303
		8,349,770
Biotechnology — 0.6%
AbbVie, Inc., 2.95%, 11/21/26	4,180,000	4,627,480
Gilead Sciences, Inc., 0.75%, 9/29/23	9,890,000	9,920,692
		14,548,172
Capital Markets — 0.6%
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(2)	1,410,000	1,474,778
FS KKR Capital Corp., 3.40%, 1/15/26	5,465,000	5,434,834
Owl Rock Capital Corp., 3.40%, 7/15/26	5,405,000	5,482,433
		12,392,045
Equity Real Estate Investment Trusts (REITs) — 0.8%
Equinix, Inc., 5.375%, 5/15/27	2,808,000	3,061,622
Federal Realty Investment Trust, 3.95%, 1/15/24	4,350,000	4,733,665
SBA Tower Trust, 1.88%, 7/15/50(2)	10,363,000	10,698,013
		18,493,300
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(2)	3,100,000	3,180,600
Food Products — 0.2%
Mondelez International, Inc., 0.625%, 7/1/22	3,550,000	3,566,630
Gas Utilities — 0.2%
East Ohio Gas Co. (The), 1.30%, 6/15/25(2)	3,740,000	3,813,994
Health Care Equipment and Supplies — 0.2%
Stryker Corp., 1.15%, 6/15/25	3,580,000	3,654,378
Independent Power and Renewable Electricity Producers — 0.2%
TerraForm Power Operating LLC, 4.25%, 1/31/23(2)	4,350,000	4,504,969
Media — 0.4%
WPP Finance 2010, 3.75%, 9/19/24	9,000,000	9,980,236

Oil, Gas and Consumable Fuels — 0.3%
Chevron Corp., 1.14%, 5/11/23	3,125,000	3,191,713
Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,721,937
		5,913,650
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc., 4.91%, 8/27/21	1,950,000	1,997,531
Pfizer, Inc., 0.80%, 5/28/25	5,000,000	5,091,446
Royalty Pharma plc, 1.20%, 9/2/25(2)	5,380,000	5,467,177
Viatris, Inc., 1.65%, 6/22/25(2)	2,940,000	3,041,383
		15,597,537
TOTAL CORPORATE BONDS (Cost $102,171,218)		103,995,281
ASSET-BACKED SECURITIES — 3.0%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	2,817,585	2,884,345
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	778,940	792,991
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	6,600,000	6,529,865
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,260,793	1,290,704
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	2,588,955	2,650,411
MVW LLC, Series 2019-2A, Class A SEQ, 2.22%, 10/20/38(2)	5,946,154	6,128,745
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	328,745	330,639
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	581,953	587,091
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	7,599,967	7,783,877
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(2)	6,307,452	6,528,807
Progress Residential Trust, Series 2019-SFR4, Class A SEQ, 2.69%, 10/17/36(2)	9,750,000	10,080,472
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	4,900,000	4,976,956
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	654,554	666,639
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	1,407,767	1,462,352
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class B, 3.42%, 1/20/36(2)	378,786	390,998
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	4,100,000	4,424,720
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	1,564,783	1,628,183
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	2,538,173	2,698,363
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	931,649	937,539
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	2,147,353	2,195,779
TOTAL ASSET-BACKED SECURITIES (Cost $63,459,164)		64,969,476
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Private Sponsor Collateralized Mortgage Obligations — 2.2%
Angel Oak Mortgage Trust I LLC, Series 2018-2, Class A2 SEQ, VRN, 3.78%, 7/27/48(2)	2,443,299	2,442,033
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.04%, 11/25/34	506,085	499,963
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	473,081	484,130
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3 SEQ, 3.19%, 7/25/49(2)	2,783,359	2,863,635
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	3,556,347	3,627,632
COLT Mortgage Loan Trust, Series 2019-1, Class A2 SEQ, VRN, 3.91%, 3/25/49(2)	3,185,325	3,208,576
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 SEQ, 2.30%, 4/25/65(2)	7,300,000	7,348,424
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(2)	3,365,976	3,461,392
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1, 1.21%, 5/25/65(2)	1,780,068	1,788,631
GCAT Trust, Series 2019-NQM3, Class A3 SEQ, VRN, 3.04%, 11/25/59(2)	5,274,501	5,403,825
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.58%, 6/25/36	304,674	246,703
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	252,306	275,957
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.18%, 11/21/34	10,608	10,865
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.64%, 2/25/35	85,289	88,642
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.72%, 7/25/34	591,945	600,077
Verus Securitization Trust, Series 2019-2, Class A1 SEQ, VRN, 3.21%, 5/25/59(2)	4,221,625	4,259,414
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)	4,990,152	5,105,645

Verus Securitization Trust, Series 2020-4, Class A2 SEQ, 1.91%, 5/25/65(2)		6,085,712	6,138,821
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36		136,932	133,821
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.01%, 4/25/36		12,067	11,332
			47,999,518
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2014-DN1, Class M2, VRN, 2.35%, (1-month LIBOR plus 2.20%), 2/25/24		316,068	316,153
FHLMC, Series 2015-SC02, Class M3, VRN, 3.67%, 9/25/45		3,402,690	3,434,728
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24		1,245,332	1,217,665
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24		2,016,965	2,006,761
FNMA, Series 2014-C04, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 11/25/24		1,135,515	1,167,733
FNMA, Series 2016-C03, Class 2M2, VRN, 6.05%, (1-month LIBOR plus 5.90%), 10/25/28		919,187	969,379
			9,112,419
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,754,471)			57,111,937
COLLATERALIZED LOAN OBLIGATIONS — 1.7%
AIMCO CLO, Series 2018-BA, Class B, VRN, 1.99%, (3-month LIBOR plus 1.75%), 1/15/32(2)		3,525,000	3,540,482
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class B, VRN, 2.40%, (3-month LIBOR plus 2.20%), 10/20/31(2)		4,300,000	4,340,940
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.67%, (3-month LIBOR plus 1.45%), 4/20/31(2)		3,750,000	3,637,777
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 7/20/31(2)		4,425,000	4,369,954
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(2)		2,200,000	2,194,729
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class BS, VRN, 2.11%, (3-month LIBOR plus 1.90%), 4/21/31(2)		3,800,000	3,817,839
OHA Credit Funding 7 Ltd., Series 2020-7A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 10/19/32(2)		4,500,000	4,534,483
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 2.05%, (3-month LIBOR plus 1.80%), 1/20/32(2)		7,500,000	7,544,953
VOYA CLO, Series 2017-2A, Class A2A, VRN, 1.95%, (3-month LIBOR plus 1.71%), 6/7/30(2)		4,250,000	4,249,986
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $37,991,376)			38,231,143
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.3%
Canada — 1.3%
Canadian Government Real Return Bond, 4.25%, 12/1/26 (Cost $26,981,547)	CAD	26,308,296	27,353,890
COMMERCIAL MORTGAGE-BACKED SECURITIES†
BX Commercial Mortgage Trust, Series 2018-IND, Class A, VRN, 0.91%, (1-month LIBOR plus 0.75%), 11/15/35(2) (Cost $393,468)		$394,446	395,213
TEMPORARY CASH INVESTMENTS — 1.6%
Credit Agricole, 0.08%, 1/4/21(2)(3)		35,439,000	35,438,665
State Street Institutional U.S. Government Money Market Fund, Premier Class		453	453
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,439,452)			35,439,118
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,117,226,303)			2,206,938,063
OTHER ASSETS AND LIABILITIES — (0.1)%			(2,009,242)
TOTAL NET ASSETS — 100.0%			$2,204,928,821

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,261,028	CAD	24,845,879	Morgan Stanley	3/17/21	$(262,020)
USD	1,617,304	CAD	2,073,331	Morgan Stanley	3/17/21	(11,849)
USD	6,176,304	CAD	7,883,064	Morgan Stanley	3/17/21	(17,940)
						$(291,809)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	$634	$(240,809)	$(240,175)
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	744	(469,512)	(468,768)
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	643	(207,035)	(206,392)
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(610)	46,422	45,812
CPURNSA	Receive	1.79%	8/26/23	$25,000,000	517	387,184	387,701
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(513)	269,474	268,961
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(511)	19,953	19,442
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(495)	21,446	20,951
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(607)	51,293	50,686
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(657)	549,261	548,604
CPURNSA	Receive	1.70%	11/26/24	$25,000,000	(548)	307,465	306,917
CPURNSA	Receive	1.79%	12/13/24	$16,000,000	(497)	108,813	108,316
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	556	320,875	321,431
CPURNSA	Receive	2.00%	12/16/25	$15,000,000	587	69,997	70,584
					$(757)	$1,234,827	$1,234,070

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,765,666.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $219,503,530, which represented 10.0% of total net assets. Of these securities, 1.2% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,879,442,005	—
Corporate Bonds	—	103,995,281	—
Asset-Backed Securities	—	64,969,476	—
Collateralized Mortgage Obligations	—	57,111,937	—
Collateralized Loan Obligations	—	38,231,143	—
Sovereign Governments and Agencies	—	27,353,890	—
Commercial Mortgage-Backed Securities	—	395,213	—
Temporary Cash Investments	453	35,438,665	—
	453	2,206,937,610	—
Other Financial Instruments
Swap Agreements	—	2,149,405	—

Liabilities
Other Financial Instruments
Swap Agreements	—	915,335	—
Forward Foreign Currency Exchange Contracts	—	291,809	—
	—	1,207,144	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.